SHAREHOLDERS EQUITY (Details 2) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Share-Based Compensation	$ 5,464,146	$ 11,065,124
Venice Caregivers Foundation, Inc. [Member]
Shares issued and Redeemable, Beginning of the period	(5,925,185)	207,343
Net Income (Loss)	1,776,677	(6,132,528)
Cash Contributions from Non-Controlling Members
Stock Grant for Compensation
Deferred Tax Impact on Conversion Feature
Equity Component on Debt and Debt Modification
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period	$ (4,148,508)	(5,925,185)
LAX Fund 2 Group, L.L.C [Member]
Shares issued and Redeemable, Beginning of the period	(6,070,327)	(2,293,248)
Net Income (Loss)	(3,308,795)	(3,777,079)
Cash Contributions from Non-Controlling Members
Stock Grant for Compensation
Deferred Tax Impact on Conversion Feature
Equity Component on Debt and Debt Modification
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period	$ (9,379,122)	(6,070,327)
Natures Cure, Inc. [Member]
Shares issued and Redeemable, Beginning of the period	6,779,627	3,636,190
Net Income (Loss)	7,514,101	3,143,437
Cash Contributions from Non-Controlling Members
Stock Grant for Compensation
Deferred Tax Impact on Conversion Feature
Equity Component on Debt and Debt Modification
Redemption of MedMen Crop Redeemable Shares
Share-Based Compensation
Shares issued and Redemption, End of the period	$ 14,293,728	6,779,627
Other Non Controlling Interests [Member]
Shares issued and Redeemable, Beginning of the period	(331,561,812)	(33,417,690)
Net Income (Loss)	(39,434,217)	(272,499,888)
Cash Contributions from Non-Controlling Members		$ (310,633)
Stock Grant for Compensation		35,157
Deferred Tax Impact on Conversion Feature	(1,210,052)
Equity Component on Debt and Debt Modification	$ 4,055,133	$ 5,331,969
Redemption of MedMen Crop Redeemable Shares	(78,008,749)	(32,192,800)
Share-Based Compensation		$ 1,492,073
Shares issued and Redemption, End of the period	$ (446,159,697)	(331,561,812)
Total [Member]
Shares issued and Redeemable, Beginning of the period	(336,777,697)	(31,867,405)
Net Income (Loss)	(33,452,234)	(279,266,058)
Cash Contributions from Non-Controlling Members		$ (310,633)
Stock Grant for Compensation		35,157
Deferred Tax Impact on Conversion Feature	(1,210,052)
Equity Component on Debt and Debt Modification	$ 4,055,133	$ 5,331,969
Redemption of MedMen Crop Redeemable Shares	(78,008,749)	(32,192,800)
Share-Based Compensation		$ 1,492,073
Shares issued and Redemption, End of the period	$ (445,393,599)	$ (336,777,697)